Loans and Allowance for Credit Losses - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) SecurityLoan	Dec. 31, 2017 USD ($) MortgageLoan	Dec. 31, 2016 USD ($)
Loans and Allowance for Credit Losses [Line Items]
Loans pledged at the Federal Home Loan Bank	$ 83,300	$ 83,300	$ 84,500
Loans pledged at the Federal Reserve Bank	68,000	68,000	66,500
Unearned interest and deferred fees and costs on originated loans	830	830	672
Foreclosed residential real estate property included in other real estate owned	156	156	201
Foreclosed residential real estate property included in other real estate owned excluding covered assets	135	135	175
Foreclosed residential real estate related to mortgage loans whose payments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs	267	267	373
Residential mortgage loans secured by residential real estate in process of foreclosure	1,700	$ 1,700	2,100
Number of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification | MortgageLoan		1,768
Outstanding balance of residential mortgage loans, home equity and second mortgage loans, and GNMA loans where trial period was unsuccessful and no longer eligible for a permanent modification		$ 206
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Residential mortgage loans secured by residential real estate in process of foreclosure purchased from GNMA mortgage pools whose repayments are insured by the Federal Housing Administration or guaranteed by the United States Department of Veterans Affairs	$ 1,300	$ 1,300	$ 1,600
Home Equity and Second Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	25
Outstanding balance of loans in trial period	$ 2
Estimated post-modification balance of loans in trial period	$ 2
Residential Mortgages [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	37
Outstanding balance of loans in trial period	$ 5
Estimated post-modification balance of loans in trial period	$ 5
Government National Mortgage Association [Member]
Loans and Allowance for Credit Losses [Line Items]
Number of loans in trial period | SecurityLoan	983
Outstanding balance of loans in trial period	$ 125
Estimated post-modification balance of loans in trial period	$ 125